Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Capital losses carried forward | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	$ 41	$ 41
Unrecognized deferred tax assets, tax effect	10	10
Capital losses carried forward | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	12,885	12,885
Unrecognized deferred tax assets, tax effect	3,271	3,302
Non-capital losses | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	48	48
Unrecognized deferred tax assets, tax effect	12	12
Net operating loss | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	2,811	2,302
Unrecognized deferred tax assets, tax effect	$ 843	$ 691